RELATED PARTY TRANSACTIONS - Summary of Charges and Credits (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credits (charges) included in:
Revenue	SFr 3.1	SFr 4.6	SFr 2.9
Direct costs	(3.8)	(2.3)	(5.6)
Personnel expenses	(15.9)	(18.6)	(23.0)
Other operating expenses	(116.9)	(118.1)	(183.3)
Included in operating income (loss)	(133.5)	(134.4)	(209.0)
Finance expense	(1.5)	(1.7)	0.0
Finance income	3.0	2.1	1.1
Included in net income (loss)	(132.0)	(134.0)	(207.9)
Property and equipment transfers in, net	SFr 11.3	SFr 23.7	SFr 4.9